Income Taxes	6 Months Ended
Jun. 30, 2019
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Taxes:

21.Income Taxes:

21.1 Drybulk, Tanker and Offshore Segments

None of the countries of incorporation of the Company and its subsidiaries impose a tax on international shipping income earned by a “non-resident” corporation thereof. Under the laws of the Republic of the Marshall Islands, the country in which DryShips and the drybulk, offshore support and tanker vessels owned by subsidiaries of the Company are registered, the Company’s subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels’ operating expenses in the accompanying consolidated statements of operations.

Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations there under, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the value of the foreign corporation’s stock is owned, directly or indirectly, by individuals who are “residents” of the foreign corporation’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (the “50% Ownership Test”). For purposes of the 50% Ownership Test, stock owned in a foreign corporation by a foreign corporation whose stock is “primarily and regularly traded on an established securities market” in the United States (the “Publicly-Traded Test”) will be treated as owned by individuals who are “residents” in the country of organization of the foreign corporation that satisfies the Publicly-Traded Test.

The Republic of the Marshall Islands, the jurisdiction where the Company and its ship-owning subsidiaries are incorporated, grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Company’s ship-owning subsidiaries. Therefore, the ship-owning subsidiaries may be eligible to qualify for exemption from United States federal income taxation with respect to U.S. source shipping income if such companies satisfy certain ownership and documentation requirements under applicable U.S. federal income tax law and regulations. The ship-owning subsidiaries will be deemed to satisfy these certain requirements if the Company is able to satisfy such requirements.

The Company satisfied the Publicly-Traded Test for its 2018 Taxable Year and, therefore, 100% of the stock of its Republic of the Marshall Islands ship-owning subsidiaries was treated as owned by individuals “resident” in the Republic of the Marshall Islands. The Company believes that it will satisfy the Publicly-Traded Test for its 2019 Taxable Year and each of the Company’s Republic of the Marshall Islands ship-owning subsidiaries will be entitled to exemption from U.S. federal income tax in respect of their U.S. source shipping income.

21.2 Tanker Pool Operations Segment

The Company’s non-current tax liability is derived from a calculation relating to the Company’s management fees earned from pool management services. Income earned by the Company and its subsidiaries organized outside the United States that is not derived in connection with the international operation of ships or earned in countries without preferential tax regimes is subject to income tax in the countries such income is earned.

Uncertain tax positions are evaluated under the more likely-than-not threshold for financial statement recognition and measurement for tax positions taken or expected to be taken in a tax return. The Company reviews its tax positions annually and adjusts its tax reserve balances as more information becomes available.

A reconciliation of the beginning and ending amount of gross unrecognized tax positions is as follows:

Liability at June 7, 2019	$10,448
Additions related to the current period	124
Liability at June 30, 2019	$10,572

The Company’s income tax returns for the years ended December 31, 2015-2018 remain subject to examination by the Internal Revenue Service. The Company believes that adequate accruals have been provided for all open years. The Company estimates its income tax reserve for the fiscal year 2019 at approximately 49.2% on its U.S. taxable income.